UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5360
Oppenheimer Main Street Funds, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  August 31
Date of reporting period:  02/28/2009

Item 1.  Reports to Stockholders.

February 28, 2009

Oppenheimer

Main Street Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

Convert toSET AT PN 100 AND UP E2 February 28, 2009 Management Oppenheimer Commentaries MAIN STREET FUND® and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	16.9%
Software	6.0
Computers & Peripherals	5.8
Semiconductors & Semiconductor Equipment	5.4
Pharmaceuticals	5.2
Energy Equipment & Services	3.8
Aerospace & Defense	3.6
Communications Equipment	3.5
Insurance	3.5
Machinery	3.4
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Exxon Mobil Corp.	4.6%
Microsoft Corp.	2.3
Chevron Corp.	2.3
International Business Machines Corp.	2.2
AT&T, Inc.	1.8
Intel Corp.	1.8
Cisco Systems, Inc.	1.8
Hewlett-Packard Co.	1.7
Johnson & Johnson	1.6
Occidental Petroleum Corp.	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/3/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER MAIN STREET FUND

NOTES
Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
13 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES Continued
of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2008	February 28, 2009	February 28, 2009

Actual
Class A	$1,000.00	$575.80	$4.04
Class B	1,000.00	573.60	7.14
Class C	1,000.00	573.80	6.95
Class N	1,000.00	575.20	5.02
Class Y	1,000.00	577.50	1.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.69	5.17
Class B	1,000.00	1,015.77	9.14
Class C	1,000.00	1,016.02	8.89
Class N	1,000.00	1,018.45	6.43
Class Y	1,000.00	1,022.32	2.51
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	1.03%
Class B	1.82
Class C	1.77
Class N	1.28
Class Y	0.50
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value

Common Stocks—99.2%
Consumer Discretionary—8.7%
Auto Components—0.4%
ArvinMeritor, Inc.[1]	123,927	$78,074
Autoliv, Inc.	191,400	2,848,032
BorgWarner, Inc.[1]	164,000	2,829,000
Exide Technologies[2]	21,600	70,416
Federal-Mogul Corp.[2]	2,000	12,940
Gentex Corp.	202,800	1,622,400
Goodyear Tire & Rubber Co. (The)[2]	487,008	2,162,316
Johnson Controls, Inc.	508,400	5,785,592
Lear Corp.[2]	134,074	80,444
TRW Automotive Holdings Corp.[2]	390,600	980,406
WABCO Holdings, Inc.	229,700	2,324,564

		18,794,184

Automobiles—0.1%
Thor Industries, Inc.[1]	167,522	1,794,161
Diversified Consumer Services—0.2%
Brink’s Home Security Holdings, Inc.[2]	43,000	901,710
Career Education Corp.[1,2]	166,209	4,100,376
Corinthian Colleges, Inc.[2]	82,741	1,629,998
Hillenbrand, Inc.	9,900	166,023
Regis Corp.	55,900	704,340
Service Corp. International	345,900	1,169,142

		8,671,589

Hotels, Restaurants & Leisure—0.8%
Ameristar Casinos, Inc.	35,300	347,352
Bally Technologies, Inc.[2]	30,500	567,300
Bob Evans Farms, Inc.	91,500	1,690,005
Boyd Gaming Corp.[1]	351,900	1,495,575
Brinker International, Inc.	282,800	3,110,800
Carnival Corp.	247,940	4,849,706
CEC Entertainment, Inc.[2]	120,289	2,808,748
Chipotle Mexican Grill, Inc., Cl. B2	2,502	125,500
International Game Technology	43,900	387,198
International Speedway Corp., Cl. A	39,400	761,602
Interval Leisure Group, Inc.[2]	56,620	226,480
Jack in the Box, Inc.[1,2]	103,500	2,012,040
Life Time Fitness, Inc.[1,2]	61,042	522,520
McDonald’s Corp.	140,900	7,362,025
Papa John’s International, Inc.[2]	23,000	509,450
Royal Caribbean Cruises Ltd.[1]	145,500	873,000
Sonic Corp.[2]	77,000	693,000
Speedway Motorsports, Inc.	48,613	577,036
Vail Resorts, Inc.[2]	77,500	1,463,200
WMS Industries, Inc.[1,2]	144,200	2,614,346
Wyndham Worldwide Corp.	403,920	1,490,465

		34,487,348

Household Durables—0.3%
American Greetings Corp., Cl. A	138,744	517,515
Centex Corp.	171,092	1,062,481
Harman International Industries, Inc.	199,810	2,121,982
F1 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Household Durables Continued
Jarden Corp.[2]	32,740	$332,311
KB Home	79,354	706,251
Lennar Corp., Cl. A1	255,300	1,705,404
Meritage Homes Corp.[1,2]	42,100	417,632
Ryland Group, Inc. (The)[1]	108,200	1,528,866
Snap-On, Inc.	95,400	2,250,486
Stanley Works (The)	93,600	2,504,736
Tempur-Pedic International, Inc.[1]	207,245	1,272,484
Whirlpool Corp.[1]	13,700	304,551

		14,724,699

Internet & Catalog Retail—0.4%
Expedia, Inc.[2]	428,000	3,411,160
HSN, Inc.[2]	71,020	303,255
Liberty Media Corp.-Interactive, Series A	750,400	2,431,296
NetFlix.com, Inc.[1,2]	109,800	3,968,172
Priceline.com, Inc.[1,2]	63,600	5,397,096
Ticketmaster Entertainment, Inc.[2]	71,020	347,288

		15,858,267

Leisure Equipment & Products—0.1%
Brunswick Corp.[1]	368,769	1,139,496
Callaway Golf Co.	260,645	1,764,567
Eastman Kodak Co.[1]	82,000	261,580
Polaris Industries, Inc.[1]	76,300	1,404,683

		4,570,326

Media—3.0%
Arbitron, Inc.	5,500	71,170
Cablevision Systems Corp. New York Group, Cl. A	217,500	2,825,325
CBS Corp., Cl. B1	2,653,700	11,331,299
Central European Media Enterprises Ltd., Cl. A1,2	15,545	98,866
Clear Channel Outdoor Holdings, Inc., Cl. A2	123,600	401,700
Cox Radio, Inc., Cl. A1,2	69,338	373,038
DirecTV Group, Inc. (The)[1,2]	552,552	11,017,887
Dish Network Corp., Cl. A2	381,700	4,294,125
DreamWorks Animation SKG, Inc., Cl. A2	118,300	2,282,007
Gannett Co., Inc.[1]	314,200	1,018,008
Harte-Hanks, Inc.	64,200	360,162
Hearst-Argyle Television, Inc.	10,100	17,271
Lamar Advertising Co., Cl. A1,2	136,900	947,348
Liberty Media Corp.-Entertainment, Series A	202,700	3,510,764
Liberty Media Holding Corp.- Capital, Series A2	65,700	337,698
McGraw-Hill Cos., Inc. (The)[1]	385,700	7,609,861
Meredith Corp.[1]	202,164	2,597,807
News Corp., Inc., Cl. A	2,572,980	14,305,769
Scholastic Corp.	105,300	1,159,353
Time Warner, Inc.[1]	5,580,940	42,582,572
Viacom, Inc., Cl. B2	335,838	5,168,547
Walt Disney Co. (The)	1,093,000	18,329,610
Warner Music Group Corp.[1,2]	101,481	176,577

		130,816,764

Multiline Retail—0.4%
Big Lots, Inc.[1,2]	67,800	1,051,578
F2 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Multiline Retail Continued
Dillard’s, Inc., Cl. A	366,000	$1,299,300
Dollar Tree, Inc.[1,2]	105,500	4,095,510
Kohl’s Corp.[1,2]	180,880	6,356,123
Nordstrom, Inc.[1]	203,100	2,735,757

		15,538,268

Specialty Retail—2.4%
Aaron Rents, Inc.	55,200	1,326,456
Abercrombie & Fitch Co., Cl. A1	174,306	3,832,989
Aeropostale, Inc.[2]	278,300	6,453,777
American Eagle Outfitters, Inc.	339,400	3,312,544
AnnTaylor Stores Corp.[2]	417,340	2,746,097
AutoNation, Inc.[1,2]	366,300	3,655,674
Barnes & Noble, Inc.[1]	204,600	3,670,524
bebe stores, inc.	81,900	422,604
Best Buy Co., Inc.[1]	401,600	11,574,112
Buckle, Inc. (The)[1]	117,600	2,790,648
Chico’s FAS, Inc.[2]	29,200	132,276
Children’s Place Retail Stores, Inc.[1,2]	163,063	2,980,792
Dress Barn, Inc. (The)[1,2]	235,721	2,338,352
Foot Locker, Inc.	272,300	2,262,813
Gap, Inc. (The)	1,667,610	17,993,512
Guess?, Inc.	114,800	1,844,836
Gymboree Corp.[2]	50,700	1,304,004
Home Depot, Inc. (The)	271,500	5,671,635
Limited Brands, Inc.[1]	429,100	3,299,779
Lowe’s Cos., Inc.	96,700	1,531,728
Men’s Wearhouse, Inc. (The)[1]	189,600	2,024,928
Office Depot, Inc.[2]	746,600	783,930
OfficeMax, Inc.	44,000	168,080
Penske Automotive Group, Inc.[1]	132,700	751,082
RadioShack Corp.	232,300	1,702,759
Rent-A-Center, Inc.[2]	176,115	3,085,535
Ross Stores, Inc.	48,000	1,416,960
Sally Beauty Holdings, Inc.[1,2]	237,000	917,190
Sherwin-Williams Co.[1]	74,900	3,441,655
Signet Jewelers Ltd.	3,600	26,640
Talbots, Inc. (The)[1]	138,822	352,608
TJX Cos., Inc. (The)	130,052	2,896,258
Tractor Supply Co.[1,2]	86,200	2,692,888
Urban Outfitters, Inc.[2]	64,020	1,065,293
Williams-Sonoma, Inc.[1]	433,200	3,781,836
Zale Corp.[1,2]	151,266	189,083

		104,441,877

Textiles, Apparel & Luxury Goods—0.6%
Carter’s, Inc.[2]	104,500	1,704,395
Coach, Inc.[2]	295,200	4,126,896
Fossil, Inc.[2]	146,370	1,847,189
Jones Apparel Group, Inc.	315,130	847,700
Liz Claiborne, Inc.	602,904	1,682,102
Phillips/Van Heusen Corp.	155,199	2,571,647
Polo Ralph Lauren Corp., Cl. A1	69,000	2,378,430
Quicksilver, Inc.[2]	257,444	321,805
Skechers USA, Inc., Cl. A2	74,410	474,736
Timberland Co., Cl. A2	179,786	2,022,593
UniFirst Corp.	17,700	424,092
Warnaco Group, Inc. (The)[2]	238,070	5,154,216
Wolverine World Wide, Inc.	72,200	1,094,552

		24,650,353
F3 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Consumer Staples—6.0%
Beverages—1.2%
Coca-Cola Co. (The)	707,700	$28,909,545
PepsiCo, Inc.[1]	444,590	21,402,563

		50,312,108

Food & Staples Retailing—2.2%
Casey’s General Stores, Inc.	84,800	1,688,368
CVS Caremark Corp.	219,900	5,660,226
Kroger Co. (The)	582,401	12,038,229
Safeway, Inc.[1]	1,491,200	27,587,200
SUPERVALU, Inc.	103,600	1,617,196
Sysco Corp.	80,500	1,730,750
Wal-Mart Stores, Inc.	853,700	42,036,188
Weis Markets, Inc.	8,900	246,975
Whole Foods Market, Inc.[1]	96,600	1,173,690
Winn-Dixie Stores, Inc.[2]	15,233	147,303

		93,926,125

Food Products—0.2%
Bunge Ltd.[1]	17,400	815,712
Darling International, Inc.[2]	60,600	262,398
Del Monte Foods Co.	89,700	641,355
Fresh Del Monte Produce, Inc.[2]	21,000	394,380
Kraft Foods, Inc., Cl. A	228,000	5,193,840
Ralcorp Holdings, Inc.[2]	23,000	1,393,800

		8,701,485

Household Products—1.5%
Kimberly-Clark Corp.	37,700	1,776,047
Procter & Gamble Co. (The)	1,337,846	64,444,042

		66,220,089

Personal Products—0.1%
Chattem, Inc.[1,2]	5,000	317,150
Herbalife Ltd.	195,700	2,669,348
NBTY, Inc.[2]	95,369	1,418,137
Nu Skin Asia Pacific, Inc., Cl. A	61,700	579,980

		4,984,615

Tobacco—0.8%
Altria Group, Inc.	339,900	5,248,056
Philip Morris International, Inc.	932,100	31,197,387
Universal Corp.	11,600	333,384

		36,778,827

Energy—20.7%
Energy Equipment & Services—3.8%
Baker Hughes, Inc.	548,100	16,064,811
Basic Energy Services, Inc.[2]	58,359	368,245
BJ Services Co.	258,800	2,502,596
Complete Production Services, Inc.[1,2]	276,482	843,270
Diamond Offshore Drilling, Inc.[1]	111,300	6,971,832
Dresser-Rand Group, Inc.	189,650	3,984,547
Dril-Quip, Inc.[2]	47,690	1,002,444
ENSCO International, Inc.	131,200	3,224,896
Exterran Holdings, Inc.[1,2]	85,935	1,555,424
Gulfmark Offshore, Inc.[2]	39,500	825,155
Halliburton Co.	843,400	13,755,854
Helix Energy Solutions Group, Inc.[2]	181,160	563,408
Helmerich & Payne, Inc.	99,200	2,347,072
Hercules Offshore, Inc.[2]	14,600	21,024
F4 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Energy Equipment & Services Continued
ION Geophysical Corp.[2]	13,900	$14,873
Key Energy Services, Inc.[2]	506,434	1,352,179
Lufkin Industries, Inc.	8,100	266,085
Nabors Industries Ltd.[1,2]	243,000	2,359,530
National Oilwell Varco, Inc.[2]	458,800	12,263,724
Noble Corp.	1,060,400	26,075,236
Oceaneering International, Inc.[2]	91,200	2,897,424
Oil States International, Inc.[2]	211,300	2,814,516
Parker Drilling Co.[2]	266,000	425,600
Patterson-UTI Energy, Inc.	242,800	2,085,652
Precision Drilling Trust	21,544	59,461
Pride International, Inc.[2]	171,000	2,948,040
Schlumberger Ltd.	501,700	19,094,702
Seacor Holdings, Inc.[1,2]	47,200	2,827,752
Smith International, Inc.	22,600	485,448
Superior Energy Services, Inc.[2]	192,400	2,537,756
Tetra Technologies, Inc.[2]	42,200	120,692
Tidewater, Inc.	76,100	2,687,852
Transocean Ltd.[1,2]	261,700	15,641,809
Unit Corp.[2]	133,500	2,852,895
Weatherford International Ltd.[2]	824,900	8,801,683

		162,643,487

Oil, Gas & Consumable Fuels—16.9%
Anadarko Petroleum Corp.	1,258,700	43,991,565
Apache Corp.	763,860	45,136,487
Arena Resources, Inc.[2]	29,700	636,174
Berry Petroleum Co., Cl. A	120,300	799,995
Bill Barrett Corp.[1,2]	96,900	1,874,046
BPZ Resources, Inc.[2]	8,216	28,263
Carrizo Oil & Gas, Inc.[1,2]	38,900	413,896
Chesapeake Energy Corp.	434,100	6,789,324
Chevron Corp.	1,614,879	98,039,304
Cimarex Energy Co.	109,100	2,143,815
ConocoPhillips	1,634,986	61,066,727
Contango Oil & Gas Co.[2]	3,600	131,112
CVR Energy, Inc.[2]	52,900	249,688
Delta Petroleum Corp.[1,2]	25,930	53,416
Denbury Resources, Inc.[2]	247,100	3,182,648
Devon Energy Corp.	314,970	13,754,740
Encore Acquisition Co.[2]	91,100	1,829,288
Exxon Mobil Corp.	2,901,229	196,993,449
Foundation Coal Holdings, Inc.	117,677	1,892,246
Frontier Oil Corp.	312,700	4,268,355
Frontline Ltd.[1]	78,800	1,598,852
Hess Corp.	573,100	31,342,839
Holly Corp.	71,882	1,675,569
International Coal Group, Inc.[1,2]	23,900	38,957
Marathon Oil Corp.	1,243,635	28,939,386
Mariner Energy, Inc.[2]	240,500	2,224,625
Massey Energy Co.	183,200	2,115,960
McMoRan Exploration Co.[1,2]	85,642	393,097
Murphy Oil Corp.	594,500	24,856,045
Noble Energy, Inc.	392,500	17,874,450
F5 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Occidental Petroleum Corp.	1,324,426	$68,697,977
Overseas Shipholding Group, Inc.	98,300	2,528,276
Pioneer Natural Resources Co.[1]	81,400	1,187,626
Plains Exploration & Production Co.[2]	151,500	2,899,710
Quicksilver Resources, Inc.[1,2]	106,119	636,714
Rosetta Resources, Inc.[2]	134,000	682,060
St. Mary Land & Exploration Co.	37,800	513,324
Stone Energy Corp.[2]	239,495	948,400
Sunoco, Inc.	120,300	4,024,035
Swift Energy Co.[1,2]	145,315	1,044,815
Tesoro Corp.[1]	269,200	3,973,392
Valero Energy Corp.	1,780,200	34,500,276
W&T Offshore, Inc.[1]	196,657	1,583,089
Whiting Petroleum Corp.[2]	24,000	559,200
Williams (Clayton) Energy, Inc.[2]	3,905	97,859
XTO Energy, Inc.	408,300	12,926,778

		731,137,849

Financials—7.4%
Capital Markets—1.6%
Affiliated Managers Group, Inc.	21,100	759,178
Ameriprise Financial, Inc.	177,300	2,826,162
BlackRock, Inc.[1]	38,900	3,765,909
Cohen & Steers, Inc.	3,100	27,869
E*TRADE Financial Corp.[2]	576,600	461,280
Eaton Vance Corp.	24,600	425,580
Franklin Resources, Inc.	184,700	8,459,260
GAMCO Investors, Inc., Cl. A	12,807	371,403
Goldman Sachs Group, Inc. (The)	212,200	19,327,176
Greenhill & Co., Inc.[1]	33,700	2,177,020
Investment Technology Group, Inc.[2]	43,200	841,104
Janus Capital Group, Inc.	295,900	1,304,919
Jefferies Group, Inc.[1]	59,100	584,499
KBW, Inc.[2]	47,000	667,870
Knight Capital Group, Inc., Cl. A2	186,300	3,277,017
Lazard Ltd., Cl. A	50,300	1,221,284
Legg Mason, Inc.	180,000	2,309,400
Morgan Stanley	165,500	3,233,870
Piper Jaffray Cos., Inc.[2]	65,660	1,443,863
SEI Investments Co.	107,600	1,273,984
Stifel Financial Corp.[2]	4,600	151,524
T. Rowe Price Group, Inc.[1]	315,400	7,172,196
TD Ameritrade Holding Corp.[2]	666,100	7,906,607
Virtus Investment Partners, Inc.[1,2]	6,320	31,600
Waddell & Reed Financial, Inc., Cl. A	17,900	252,748

		70,273,322

Commercial Banks—0.9%
Cathay Bancorp, Inc.[1]	64,900	630,828
Colonial BancGroup, Inc. (The)[1]	197,305	88,787
East West Bancorp, Inc.[1]	203,895	1,449,693
First BanCorp[1]	59,800	248,768
F6 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Commercial Banks Continued
First Horizon National Corp.	427,814	$3,923,054
First Midwest Bancorp, Inc.[1]	44,352	333,527
FirstMerit Corp.	6,900	101,499
Hancock Holding Co.[1]	15,600	442,416
International Bancshares Corp.[1]	8,800	88,088
National Penn Bancshares, Inc.[1]	61,500	455,715
Old National Bancorp	23,700	276,579
Pacific Capital Bancorp	210,900	1,526,916
PacWest Bancorp	90,036	1,231,692
Park National Corp.[1]	1,120	54,152
Popular, Inc.[1]	551,400	1,240,650
Regions Financial Corp.	714,024	2,441,962
Trustmark Corp.[1]	13,100	233,049
U.S. Bancorp	740,300	10,593,693
UCBH Holdings, Inc.[1]	215,394	344,630
United Community Banks, Inc.[1]	42,318	146,420
Webster Financial Corp.[1]	204,832	794,748
Wells Fargo & Co.[1]	941,020	11,386,342
Zions Bancorp[1]	176,302	1,651,950

		39,685,158

Consumer Finance—0.2%
AmeriCredit Corp.[1,2]	267,800	1,031,030
Capital One Financial Corp.	42,900	516,945
Cash America International, Inc.	124,744	1,796,314
Discover Financial Services[1]	560,069	3,209,195
Nelnet, Inc., Cl. A2	43,400	221,340
Student Loan Corp. (The)	10,000	377,200

		7,152,024

Diversified Financial Services—1.2%
Bank of America Corp.[1]	2,382,639	9,411,424
CIT Group, Inc.	608,000	1,489,600
Interactive Brokers Group, Inc., Cl. A2	145,982	2,051,047
JPMorgan Chase & Co.	1,301,696	29,743,754
NYSE Euronext	348,300	5,879,304
PHH Corp.[1,2]	92,800	892,736
Pico Holdings, Inc.[2]	1,500	32,760

		49,500,625

Insurance—3.5%
Allied World Assurance Holdings Ltd.	92,900	3,568,289
Allstate Corp.	230,500	3,879,315
American Financial Group, Inc.	205,700	3,200,692
American National Insurance Co.	2,000	84,620
Arch Capital Group Ltd.[2]	37,100	2,003,400
Aspen Insurance Holdings Ltd.	169,707	3,697,916
Assurant, Inc.	25,700	524,280
Assured Guaranty Ltd.	85,500	377,910
Axis Capital Holdings Ltd.	168,800	3,777,744
Berkley (W.R.) Corp.	198,300	4,126,623
Berkshire Hathaway, Inc., Cl. B1,2	6,818	17,481,352
Brown & Brown, Inc.	228,100	3,848,047
Chubb Corp.	428,900	16,744,256
Cincinnati Financial Corp.[1]	93,600	1,922,544
CNA Financial Corp.	207,000	1,647,720
F7 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
CNA Surety Corp.[2]	17,726	$257,913
Conseco, Inc.[2]	129,300	156,453
Delphi Financial Group, Inc., Cl. A	123,752	1,341,472
Employers Holdings, Inc.	88,000	844,800
Endurance Specialty Holdings Ltd.[1]	71,800	1,606,166
FBL Financial Group, Inc., Cl. A	5,828	17,659
First American Corp.	21,350	494,680
Genworth Financial, Inc., Cl. A	471,100	570,031
Hanover Insurance Group, Inc.	69,000	2,426,730
Harleysville Group, Inc.	28,900	860,064
Hartford Financial Services Group, Inc. (The)	208,500	1,271,850
HCC Insurance Holdings, Inc.	76,900	1,687,955
Infinity Property & Casualty Corp.	4,100	145,673
IPC Holdings Ltd.	134,900	3,427,809
Lincoln National Corp.	196,700	1,689,653
Loews Corp.	638,792	12,680,021
Max Capital Group Ltd.	140,400	2,316,600
MetLife, Inc.	220,400	4,068,584
Montpelier Re Holdings Ltd.	58,600	744,220
Navigators Group, Inc. (The)[2]	18,100	945,363
Odyssey Re Holdings Corp.	91,800	4,265,028
Old Republic International Corp.	146,340	1,328,767
OneBeacon Insurance Group Ltd.	43,100	480,134
Partnerre Holdings Ltd.[1]	55,100	3,410,690
Phoenix Cos., Inc. (The)[1]	106,900	51,312
Platinum Underwriters Holdings Ltd.	69,600	1,951,584
ProAssurance Corp.[2]	46,300	2,212,677
Protective Life Corp.	272,400	1,029,672
Prudential Financial, Inc.	537,100	8,813,811
Reinsurance Group of America, Inc.	14,600	397,120
RLI Corp.	40,400	1,978,792
Selective Insurance Group, Inc.	91,300	1,098,339
StanCorp Financial Group, Inc.	95,900	1,725,241
State Auto Financial Corp.	8,800	147,136
Torchmark Corp.	16,600	341,960
Transatlantic Holdings, Inc.	23,900	718,673
Travelers Cos., Inc. (The)	320,913	11,601,005
United Fire & Casualty Co.	17,500	296,800
Unitrin, Inc.	115,700	1,247,246
Validus Holdings Ltd.	7,400	177,156
XL Capital Ltd., Cl. A1	291,700	965,527

		148,677,074

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Cl. A1,2	221,800	641,002
Forest City Enterprises, Inc., Cl. A1	118,200	592,182
Jones Lang LaSalle, Inc.	29,900	595,608

		1,828,792
F8 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	42,400	$439,688
MGIC Investment Corp.	256,900	585,732
Provident Financial Services, Inc.	77,075	719,881
Tree.com, Inc.[2]	11,836	53,617

		1,798,918

Health Care—9.9%
Biotechnology—1.2%
Amgen, Inc.[2]	543,700	26,603,241
Celera Corp.[2]	2,400	15,432
Facet Biotech Corp.[2]	57,631	375,178
Genentech, Inc.[2]	214,700	18,367,585
Gilead Sciences, Inc.[2]	109,100	4,887,680
Martek Biosciences Corp.[1]	63,200	1,183,736
PDL BioPharma, Inc.	245,255	1,439,647

		52,872,499

Health Care Equipment & Supplies—0.6%
Analogic Corp.	12,500	353,125
Baxter International, Inc.	76,000	3,869,160
Hill-Rom Holdings, Inc.[1]	86,400	848,448
Inverness Medical Innovations, Inc.[1,2]	40,800	916,776
Kinetic Concepts, Inc.[1,2]	3,900	84,942
Medtronic, Inc.	245,600	7,267,304
Sirona Dental Systems, Inc.[1,2]	54,100	603,215
Steris Corp.	38,200	880,892
Stryker Corp.	45,800	1,542,086
Zimmer Holdings, Inc.[2]	259,800	9,098,196

		25,464,144

Health Care Providers & Services—2.8%
Aetna, Inc.	1,627,400	38,846,038
AMERIGROUP Corp.[2]	167,700	4,155,606
Brookdale Senior Living, Inc.[1]	148,532	542,142
Cardinal Health, Inc.	47,400	1,538,130
Catalyst Health Solutions, Inc.[2]	30,078	634,044
Centene Corp.[2]	166,646	2,829,649
Chemed Corp.	38,940	1,550,201
CIGNA Corp.	304,400	4,797,344
Community Health Systems, Inc.[2]	48,600	795,096
Coventry Health Care, Inc.[2]	171,376	1,974,252
Emergency Medical Services LP, Cl. A1,2	3,000	91,860
Health Net, Inc.[2]	287,206	3,791,119
Healthspring, Inc.[2]	85,700	694,170
Kindred Healthcare, Inc.[2]	118,173	1,700,509
LifePoint Hospitals, Inc.[1,2]	113,128	2,377,951
Lincare Holdings, Inc.[1,2]	108,429	2,284,599
Magellan Health Services, Inc.[2]	17,400	576,984
McKesson Corp.	41,000	1,681,820
MEDNAX, Inc.[2]	51,600	1,527,360
Omnicare, Inc.	94,200	2,442,606
Owens & Minor, Inc.	19,200	647,232
UnitedHealth Group, Inc.	56,500	1,110,225
Universal American Corp.[2]	57,000	382,470
Universal Health Services, Inc., Cl. B	79,200	2,916,936
VCA Antech, Inc.[1,2]	4,300	89,397
WellCare Health Plans, Inc.[2]	90,382	816,149
WellPoint, Inc.[2]	1,144,900	38,835,008

		119,628,897
F9 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Technology—0.0%
IMS Health, Inc.	43,800	$548,376
Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.[2]	160,200	5,808,852
Varian, Inc.[2]	30,500	690,215

		6,499,067

Pharmaceuticals—5.2%
Abbott Laboratories	308,600	14,609,124
Allergan, Inc.	45,000	1,743,300
Bristol-Myers Squibb Co.	352,200	6,484,002
Eli Lilly & Co.	642,700	18,882,526
Endo Pharmaceuticals Holdings, Inc.[1,2]	155,061	2,943,058
Forest Laboratories, Inc.[2]	278,388	5,968,639
Johnson & Johnson[1]	1,403,544	70,177,200
K-V Pharmaceutical Co., Cl. A2	11,400	7,752
King Pharmaceuticals, Inc.[2]	504,500	3,703,030
Medicis Pharmaceutical Corp., Cl. A	268,328	3,026,740
Merck & Co., Inc.	1,131,810	27,389,802
Pfizer, Inc.	4,339,092	53,414,223
Sepracor, Inc.[2]	166,700	2,497,166
Warner Chilcott Ltd., Cl. A2	9,100	98,735
Watson Pharmaceuticals, Inc.[2]	110,600	3,126,662
Wyeth	231,600	9,453,912

		223,525,871

Industrials—12.3%
Aerospace & Defense—3.6%
BE Aerospace, Inc.	173,000	1,290,580
Boeing Co.	497,972	15,656,240
Ceradyne, Inc.[1,2]	139,800	2,398,968
Cubic Corp.	17,400	453,444
DynCorp International, Inc., Cl. A2	5,400	65,826
Esterline Technologies Corp.[2]	117,900	2,987,586
General Dynamics Corp.	326,100	14,289,702
Goodrich Corp.	120,000	3,976,800
Honeywell International, Inc.	620,400	16,645,332
L-3 Communications Holdings, Inc.	197,000	13,327,050
Lockheed Martin Corp.	68,500	4,323,035
Northrop Grumman Corp.	933,170	34,863,231
Orbital Sciences Corp.[2]	3,900	55,185
Precision Castparts Corp.	176,439	9,780,014
Raytheon Co.	419,400	16,763,418
Spirit Aerosystems Holdings, Inc., Cl. A	108,576	1,077,074
Triumph Group, Inc.	68,915	2,489,210
United Technologies Corp.	406,800	16,609,644

		157,052,339

Air Freight & Logistics—0.1%
FedEx Corp.	60,200	2,601,242
Pacer International, Inc.	40,900	119,837
UTi Worldwide, Inc.	64,100	787,789

		3,508,868

Airlines—0.1%
Alaska Air Group, Inc.[2]	31,175	683,044
SkyWest, Inc.	154,670	1,583,821

		2,266,865
F10 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Building Products—0.1%
Ameron International Corp.	2,900	$141,723
Armstrong World Industries, Inc.[1]	87,600	1,119,528
Lennox International, Inc.	116,005	3,004,530
Owens Corning, Inc.[2]	163,370	1,364,140
Simpson Manufacturing Co., Inc.[1]	20,000	311,200

		5,941,121

Commercial Services & Supplies—1.1%
Administaff, Inc.	61,300	1,192,898
American Reprographics Co.[2]	16,941	66,070
Clean Harbors, Inc.	22,500	1,093,050
Copart, Inc.[2]	69,400	1,875,188
Corporate Executive Board Co. (The)	31,525	472,875
CoStar Group, Inc.[1,2]	48,600	1,239,300
Deluxe Corp.	266,406	2,056,654
EnergySolutions, Inc.	10,400	67,080
Equifax, Inc.	141,000	3,031,500
First Advantage Corp., Cl. A2	16,100	167,923
HNI Corp.[1]	177,200	1,738,332
Interface, Inc., Cl. A	152,086	339,152
Korn-Ferry International[2]	183,699	1,697,379
M&F Worldwide Corp.[2]	3,900	41,067
Manpower, Inc.	127,700	3,560,276
Miller (Herman), Inc.	159,900	1,611,792
Monster Worldwide, Inc.[2]	273,883	1,804,889
MPS Group, Inc.[2]	461,620	2,294,251
Navigant Consulting, Inc.[2]	3,500	45,395
Pitney Bowes, Inc.	184,500	3,559,005
R.R. Donnelley & Sons Co.	300,300	2,339,337
Resources Connection, Inc.[2]	145,700	2,003,375
Robert Half International, Inc.[1]	265,400	4,079,198
Steelcase, Inc., Cl. A	443,823	1,788,607
Sykes Enterprises, Inc.[1,2]	37,500	598,500
TrueBlue, Inc.[2]	82,715	581,486
United Stationers, Inc.[2]	22,100	480,233
Viad Corp.	19,300	272,130
Waste Management, Inc.	209,200	5,648,400
Watson Wyatt & Co. Holdings	35,780	1,757,156

		47,502,498

Construction & Engineering—0.6%
Aecom Technology Corp.[2]	4,513	110,704
Chicago Bridge & Iron Co. NV	261,500	1,576,845
EMCOR Group, Inc.[2]	261,900	4,035,879
Fluor Corp.	319,400	10,620,050
Granite Construction, Inc.[1]	99,860	3,553,019
KBR, Inc.	71,054	895,280
MasTec, Inc.[2]	74,054	700,551
Perini Corp.[2]	192,830	2,954,156
Shaw Group, Inc. (The)[2]	88,900	2,074,926

		26,521,410

Electrical Equipment—1.0%
Acuity Brands, Inc.[1]	143,048	3,278,660
Baldor Electric Co.[1]	224,253	2,738,129
Belden, Inc.	202,921	2,165,167
Brady Corp., Cl. A	46,326	793,564
F11 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electrical Equipment Continued
Cooper Industries Ltd., Cl. A	84,600	$1,784,214
Emerson Electric Co.	543,400	14,535,950
GrafTech International Ltd.[2]	567,600	3,206,940
Hubbell, Inc., Cl. B	83,796	2,205,511
Rockwell Automation, Inc.	131,600	2,645,160
Roper Industries, Inc.	36,168	1,495,547
Smith (A.O.) Corp.	80,555	2,056,569
Thomas & Betts Corp.[2]	132,900	3,044,739
Woodward Governor Co.	117,800	2,028,516

		41,978,666

Industrial Conglomerates—1.5%
3M Co.	287,600	13,074,296
Carlisle Cos., Inc.	17,800	352,796
General Electric Co.[1]	5,520,584	46,980,170
McDermott International, Inc.	54,900	647,271
Tyco International Ltd.	87,425	1,752,871

		62,807,404

Machinery—3.4%
Actuant Corp., Cl. A	84,700	871,563
AGCO Corp.[2]	74,300	1,273,502
Barnes Group, Inc.[1]	57,200	533,104
Briggs & Stratton Corp.[1]	103,288	1,258,048
Bucyrus International, Inc., Cl. A1	157,000	1,949,940
Caterpillar, Inc.[1]	806,700	19,852,887
Chart Industries, Inc.[2]	37,400	240,108
CIRCOR International, Inc.	58,700	1,304,901
Crane Co.	131,200	1,978,496
Cummins, Inc.	796,800	16,573,440
Deere & Co.	160,400	4,409,396
Dover Corp.	193,200	4,818,408
Eaton Corp.	8,300	300,045
EnPro Industries, Inc.[2]	87,250	1,435,263
Flowserve Corp.	16,800	847,896
Gardner Denver, Inc.[2]	186,300	3,524,796
Graco, Inc.	43,600	740,328
Harsco Corp.	145,700	3,010,162
IDEX Corp.	151,600	2,928,912
Illinois Tool Works, Inc.	417,800	11,614,840
Ingersoll-Rand Co. Ltd., Cl. A	794,490	11,265,868
Joy Global, Inc.[1]	126,800	2,213,928
Kennametal, Inc.	243,480	3,973,594
Lincoln Electric Holdings, Inc.[1]	83,200	2,556,736
Manitowoc Co., Inc. (The)	426,300	1,747,830
Mueller Industries, Inc.	128,126	2,315,237
Mueller Water Products, Inc., Cl. A	217,396	467,401
Navistar International Corp.[2]	86,000	2,425,200
Nordson Corp.[1]	88,300	2,198,670
Oshkosh Corp.	304,700	1,907,422
Parker-Hannifin Corp.	656,930	21,921,754
Robbins & Myers, Inc.	131,100	2,114,643
Sauer-Danfoss, Inc.	7,000	40,950
Terex Corp.[1,2]	96,150	857,658
Timken Co.	282,105	3,436,039
Titan International, Inc.[1]	163,000	896,500
Toro Co. (The)[1]	136,868	2,993,303
F12 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Machinery Continued
Trinity Industries, Inc.[1]	220,600	$1,628,028
Wabtec Corp.	6,300	168,588
Watts Water Technologies, Inc., Cl. A1	108,000	1,832,760

		146,428,144

Marine—0.1%
Alexander & Baldwin, Inc.	48,200	905,678
Genco Shipping & Trading Ltd.[1]	133,200	1,634,364
Kirby Corp.[2]	28,300	623,732
TBS International Ltd., Cl. A1,2	6,600	42,702

		3,206,476

Road & Rail—0.5%
Amerco[2]	6,000	171,000
Arkansas Best Corp.[1]	102,600	1,787,292
Avis Budget Group, Inc.[2]	214,900	85,960
CSX Corp.	140,300	3,462,604
Hertz Global Holdings, Inc.[1,2]	520,705	1,645,428
Norfolk Southern Corp.	430,700	13,661,804
Ryder Systems, Inc.	9,070	207,340
Werner Enterprises, Inc.[1]	78,300	1,066,446
YRC Worldwide, Inc.[1,2]	104,890	230,758

		22,318,632

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	58,400	941,408
MSC Industrial Direct Co., Inc., Cl. A1	60,000	1,835,400
RSC Holdings, Inc.[1,2]	24,500	112,700
Textainer Group Holdings Ltd.	6,900	40,779
United Rentals, Inc.[1,2]	389,469	1,577,349
Watsco, Inc.[1]	47,700	1,637,541
WESCO International, Inc.[2]	211,902	3,517,573

		9,662,750

Information Technology—24.5%
Communications Equipment—3.5%
3Com Corp.[2]	848,700	1,875,627
ADTRAN, Inc.	197,100	2,846,124
Avocent Corp.[2]	212,481	2,545,522
Brocade Communications Systems, Inc.[2]	1,160,600	3,226,468
Ciena Corp.[1,2]	347,427	1,865,683
Cisco Systems, Inc.[2]	5,186,400	75,565,848
CommScope, Inc.[2]	252,300	2,253,039
Corning, Inc.[1]	1,148,800	12,119,840
EchoStar Holding Corp.[1,2]	117,824	1,929,957
Emulex Corp.[2]	476,308	2,505,380
F5 Networks, Inc.[2]	190,306	3,806,120
Harris Corp.	110,200	4,108,256
InterDigital, Inc.[1,2]	103,000	3,026,140
JDS Uniphase Corp.[2]	1,094,300	3,020,268
Plantronics, Inc.	258,500	2,220,515
Polycom, Inc.[1,2]	123,400	1,641,220
QUALCOMM, Inc.	617,475	20,642,189
Sonus Networks, Inc.[2]	17,100	21,204
Starent Networks Corp.[1,2]	24,800	392,088
Tekelec, Inc.[2]	139,389	1,708,909
Tellabs, Inc.[2]	1,160,042	4,408,160
ViaSat, Inc.[2]	14,000	256,200

		151,984,757
F13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Computers & Peripherals—5.8%
Apple, Inc.[2]	335,300	$29,945,643
Avid Technology, Inc.[1,2]	59,700	594,612
Dell, Inc.[2]	301,200	2,569,236
Electronics for Imaging, Inc.[2]	53,442	475,634
EMC Corp.[2]	1,152,635	12,102,668
Hewlett-Packard Co.[1]	2,464,100	71,532,823
Intermec, Inc.[2]	43,700	440,933
International Business Machines Corp.[1]	1,055,000	97,091,650
Lexmark International, Inc., Cl. A1,2	180,100	3,086,914
NCR Corp.[2]	280,600	2,222,352
NetApp, Inc.[2]	128,600	1,728,384
QLogic Corp.[2]	410,700	3,786,654
SanDisk Corp.[2]	339,200	3,022,272
Seagate Technology	1,589,420	6,834,506
Sun Microsystems, Inc.[2]	880,300	4,119,804
Synaptics, Inc.[1,2]	157,429	3,266,652
Teradata Corp.[2]	197,100	3,047,166
Western Digital Corp.[2]	284,200	3,882,172

		249,750,075

Electronic Equipment & Instruments—1.2%
Agilent Technologies, Inc.[2]	448,800	6,224,856
Amphenol Corp., Cl. A	89,200	2,267,464
Anixter International, Inc.[1,2]	96,020	2,823,948
Arrow Electronics, Inc.[2]	226,500	3,766,695
Avnet, Inc.[2]	180,100	3,110,327
AVX Corp.	105,200	900,512
Benchmark Electronics, Inc.[2]	309,922	3,027,938
Cogent, Inc.[1,2]	96,300	1,001,520
Cognex Corp.	33,251	365,761
Coherent, Inc.[2]	57,209	875,298
Dolby Laboratories, Inc., Cl. A2	86,983	2,439,873
Ingram Micro, Inc., Cl. A2	342,900	3,734,181
Itron, Inc.[1,2]	34,500	1,540,770
Jabil Circuit, Inc.	467,500	1,935,450
L-1 Identity Solutions, Inc.[1,2]	38,700	178,020
Littlefuse, Inc.[2]	2,100	23,982
Molex, Inc.	272,300	3,096,051
National Instruments Corp.	108,300	1,866,009
Plexus Corp.[2]	60,000	771,000
Rofin-Sinar Technologies, Inc.[2]	45,101	660,730
ScanSource, Inc.[2]	11,000	174,570
SYNNEX Corp.[1,2]	59,800	886,236
Tech Data Corp.[2]	70,700	1,222,403
Technitrol, Inc.	24,300	31,347
Trimble Navigation Ltd.	200,400	2,825,640
Tyco Electronics Ltd.	291,500	2,763,420
Vishay Intertechnology, Inc.[2]	700,114	1,785,291

		50,299,292

Internet Software & Services—1.1%
Akamai Technologies, Inc.[2]	276,543	5,002,663
Digital River, Inc.[2]	132,000	3,157,440
EarthLink, Inc.[2]	197,722	1,245,649
eBay, Inc.[1,2]	606,300	6,590,481
Google, Inc., Cl. A1,2	46,645	15,765,544
IAC/InterActiveCorp[2]	5,000	74,650
j2 Global Communications, Inc.[2]	205,100	3,841,523
F14 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Internet Software & Services Continued
Open Text Corp.[1,2]	73,400	$2,320,174
Sohu.com, Inc.[2]	60,200	2,973,880
ValueClick, Inc.[2]	385,146	2,414,865
VeriSign, Inc.[1,2]	191,500	3,701,695
VistaPrint Ltd.[1,2]	46,500	1,139,250

		48,227,814

IT Services—1.0%
Acxiom Corp.	324,160	2,684,045
Affiliated Computer Services, Inc., Cl. A2	19,500	909,285
Broadridge Financial Solutions, Inc.	216,500	3,459,670
Computer Sciences Corp.[2]	125,500	4,359,870
Convergys Corp.[2]	574,490	3,705,461
CSG Systems International, Inc.[2]	93,700	1,266,824
DST Systems, Inc.[2]	67,900	1,997,618
Euronet Worldwide, Inc.[1,2]	4,100	40,139
Fidelity National Information Services, Inc.	67,948	1,189,090
Gartner, Inc.[2]	140,000	1,415,400
Heartland Payment Systems, Inc.	24,800	136,648
Hewitt Associates, Inc.[2]	107,000	3,156,500
NeuStar, Inc., Cl. A1,2	143,100	2,216,619
Perot Systems Corp., Cl. A2	253,800	2,888,244
Sapient Corp.[2]	330,000	1,263,900
Syntel, Inc.[1]	12,900	262,386
TeleTech Holdings, Inc.[2]	172,814	1,496,569
Total System Services, Inc.	225,200	2,833,016
Unisys Corp.[2]	419,200	150,912
Western Union Co.	602,600	6,725,016

		42,157,212
Office Electronics—0.5%
Xerox Corp.	3,965,500	20,541,290
Zebra Technologies Corp., Cl. A2	137,800	2,421,146

		22,962,436

Semiconductors & Semiconductor Equipment—5.4%
Altera Corp.[1]	16,400	251,412
Amkor Technology, Inc.[2]	764,713	1,307,659
Analog Devices, Inc.	258,900	4,825,896
Applied Materials, Inc.	3,298,600	30,380,106
Atheros Communications, Inc.[2]	8,800	106,304
Atmel Corp.[2]	593,000	2,117,010
Broadcom Corp., Cl. A2	408,772	6,724,299
Cabot Microelectronics Corp.[1,2]	23,600	485,688
Cymer, Inc.[2]	37,800	698,166
Entegris, Inc.[2]	131,800	80,398
Fairchild Semiconductor International, Inc., Cl. A2	632,900	2,215,150
FEI Co.[2]	17,488	250,253
Integrated Device Technology, Inc.[2]	704,988	3,158,346
Intel Corp.	5,997,300	76,405,602
International Rectifier Corp.[2]	112,300	1,409,365
Intersil Corp., Cl. A	139,100	1,406,301
KLA-Tencor Corp.	210,800	3,636,300
LSI Corp.[2]	1,131,000	3,279,900
Marvell Technology Group Ltd.[2]	602,100	4,521,771
MEMC Electronic Materials, Inc.[2]	302,362	4,538,454
Microsemi Corp.[2]	67,400	681,414
F15 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
MKS Instruments, Inc.[2]	225,589	$2,840,166
National Semiconductor Corp.	262,700	2,863,430
Novellus Systems, Inc.[2]	295,400	3,766,350
NVIDIA Corp.[2]	513,279	4,249,950
ON Semiconductor Corp.[2]	270,778	991,047
PMC-Sierra, Inc.[2]	269,426	1,376,767
RF Micro Devices, Inc.[2]	325,300	296,023
Semtech Corp.[2]	263,600	3,097,300
Silicon Laboratories, Inc.[1,2]	146,200	3,201,780
Skyworks Solutions, Inc.[2]	303,400	1,972,100
Teradyne, Inc.[2]	883,312	3,648,079
Tessera Technologies, Inc.[2]	68,800	743,040
Texas Instruments, Inc.	3,210,100	46,064,935
Varian Semiconductor Equipment Associates, Inc.[2]	123,200	2,248,400
Verigy Ltd.[2]	143,900	994,349
Xilinx, Inc.	261,600	4,625,088

		231,458,598

Software—6.0%
Adobe Systems, Inc.[2]	94,700	1,581,490
Advent Software, Inc.[1,2]	8,600	234,264
Amdocs Ltd.[2]	265,200	4,442,100
Ansys, Inc.	92,600	1,867,742
Autodesk, Inc.	253,100	3,211,839
Blackbaud, Inc.	2,400	24,576
BMC Software, Inc.[2]	68,400	2,026,692
CA, Inc.	600,905	10,185,340
Cadence Design Systems, Inc.[2]	642,500	2,698,500
Check Point Software Technologies Ltd.[2]	49,700	1,091,909
Citrix Systems, Inc.[1,2]	124,430	2,560,769
Compuware Corp.[2]	672,600	3,975,066
FactSet Research Systems, Inc.[1]	70,000	2,697,800
Fair Isaac Corp.[1]	242,449	2,654,817
Henry (Jack) & Associates, Inc.	73,900	1,177,227
Informatica Corp.[2]	15,300	197,370
Lawson Software, Inc.[2]	181,700	697,728
Mentor Graphics Corp.[1,2]	138,149	612,000
MICROS Systems, Inc.[2]	157,100	2,526,168
Microsoft Corp.[1]	6,164,454	99,555,932
Net 1 UEPS Technologies, Inc.[2]	133,600	1,933,192
Nuance Communications, Inc.[2]	295,000	2,613,700
Oracle Corp.[2]	2,948,715	45,823,031
Parametric Technology Corp.[2]	325,700	2,651,198
Progress Software Corp.[2]	67,000	1,067,980
Quest Software, Inc.[2]	194,900	2,202,370
Solera Holdings, Inc.[1,2]	45,400	943,866
Sybase, Inc.[1,2]	186,200	5,060,916
Symantec Corp.[2]	3,108,000	42,983,640
Synopsys, Inc.[2]	200,400	3,733,452
Take-Two Interactive Software, Inc.	205,500	1,272,045
THQ, Inc.[1,2]	63,200	158,000
F16 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Software Continued
TIBCO Software, Inc.[2]	813,500	$3,929,205
Wind River Systems, Inc.[2]	265,000	2,000,750

		260,392,674

Materials—5.6%
Chemicals—2.0%
Air Products & Chemicals, Inc.	33,100	1,530,875
Ashland, Inc.	332,363	1,964,265
Cabot Corp.	29,800	312,304
Celanese Corp., Series A	195,640	1,670,766
CF Industries Holdings, Inc.	64,539	4,151,794
Chemtura Corp.	618,850	210,409
Cytec Industries, Inc.	92,200	1,419,880
Dow Chemical Co. (The)	247,700	1,773,532
E.I. du Pont de Nemours & Co.	104,000	1,951,040
Eastman Chemical Co.[1]	85,600	1,758,224
Ferro Corp.	109,400	160,818
Fuller (H.B.) Co.[1]	140,405	1,600,617
Koppers Holdings, Inc.	18,100	241,816
Minerals Technologies, Inc.	30,300	906,576
Monsanto Co.	231,165	17,630,955
Mosaic Co. (The)	737,114	31,732,758
Nalco Holding Co.	192,200	2,185,314
NewMarket Corp.	38,700	1,337,859
NOVA Chemicals Corp.	205,800	1,142,190
Olin Corp.	105,193	1,098,215
OM Group, Inc.[2]	4,400	68,200
Rockwood Holdings, Inc.[2]	88,900	523,621
RPM International, Inc.	208,500	2,260,140
Scotts Miracle-Gro Co. (The), Cl. A1	58,500	1,633,905
Terra Industries, Inc.	203,800	5,256,002
Valhi, Inc.	11,100	138,639
Valspar Corp. (The)[1]	148,000	2,471,600
Westlake Chemical Corp.[1]	75,100	937,999

		88,070,313

Containers & Packaging—0.3%
Owens-Illinois, Inc.[2]	200,400	3,090,168
Packaging Corp. of America	95,800	1,014,522
Rock-Tenn Co., Cl. A	66,700	1,841,587
Sealed Air Corp.	241,900	2,699,604
Sonoco Products Co.	148,800	2,867,376
Temple-Inland, Inc.	625,715	2,972,146

		14,485,403

Metals & Mining—3.2%
AK Steel Holding Corp.	411,600	2,543,688
Alcoa, Inc.[1]	2,662,800	16,589,244
Allegheny Technologies, Inc.[1]	136,600	2,686,922
Carpenter Technology Corp.	210,900	2,889,330
Century Aluminum Co.[2]	241,221	535,511
Cliffs Natural Resources, Inc.	18,000	277,740
Commercial Metals Co.	288,442	2,944,993
Compass Minerals International, Inc.	18,300	955,626
Freeport-McMoRan Copper & Gold, Inc., Cl. B	1,091,060	33,190,045
Kaiser Aluminum Corp.	34,800	766,992
Nucor Corp.	797,500	26,835,875
Olympic Steel, Inc.	10,500	129,990
F17 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Metals & Mining Continued
Reliance Steel & Aluminum Co.	159,200	$3,787,368
RTI International Metals, Inc.[1,2]	7,100	76,964
Schnitzer Steel Industries, Inc.[1]	125,200	3,585,728
Southern Copper Corp.[1]	2,494,232	34,195,921
United States Steel Corp.	147,400	2,899,358
Worthington Industries, Inc.[1]	176,500	1,447,300

		136,338,595

Paper & Forest Products—0.1%
Domtar Corp.[2]	1,374,824	1,086,111
International Paper Co.	554,800	3,156,812
Louisiana-Pacific Corp.	114,400	185,328
MeadWestvaco Corp.	92,700	865,818

		5,294,069

Telecommunication Services—3.6%
Diversified Telecommunication Services—3.1%
AT&T, Inc.	3,226,744	76,699,705
Cincinnati Bell, Inc.[2]	316,600	525,556
Embarq Corp.	155,700	5,444,829
Global Crossing Ltd.[1,2]	22,300	163,236
NTELOS Holdings Corp.	67,695	1,297,713
Premiere Global Services, Inc.[2]	118,400	989,824
Qwest Communications International, Inc.[1]	1,394,700	4,728,033
tw telecom, Inc.[1,2]	397,000	3,191,880
Verizon Communications, Inc.	1,246,700	35,568,351
Windstream Corp.	454,700	3,392,062

		132,001,189

Wireless Telecommunication Services—0.5%
Centennial Communications Corp.[2]	133,700	1,100,351
NII Holdings, Inc.[2]	165,900	2,125,179
Sprint Nextel Corp.[2]	3,142,188	10,337,799
Syniverse Holdings, Inc.[2]	172,520	2,610,228
Telephone & Data Systems, Inc.	149,700	4,416,150
United States Cellular Corp.[2]	62,500	2,150,000

		22,739,707

Utilities—0.5%
Electric Utilities—0.3%
Duke Energy Corp.	1,007,100	13,565,637
UniSource Energy Corp.	12,900	324,306

		13,889,943

Energy Traders—0.1%
Mirant Corp.[1,2]	152,500	1,865,075
Reliant Energy, Inc.[2]	389,100	1,346,286

		3,211,361

Gas Utilities—0.0%
Laclede Group, Inc. (The)	15,100	597,658
Southwest Gas Corp.	11,366	221,523
WGL Holdings, Inc.	12,500	379,500

		1,198,681

Multi-Utilities—0.1%
Avista Corp.	130,552	1,868,199
CH Energy Group, Inc.	4,400	183,304
Integrys Energy Group, Inc.	30,000	721,495

		2,772,998

Total Common Stocks (Cost $6,434,720,827)		4,282,937,478
F18 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Preferred Stocks—0.0%
Wells Fargo & Co., Dividend Equalization Preferred Shares[2,3] (Cost $0)	100	$200

Other Securities—0.0%
Seagate Technology International, Inc.[2,3,4] (Cost $0)	877,600	87,760

	Units

Rights, Warrants and Certificates—0.0%
Dime Bancorp, Inc. Wts., Strike Price $1, Exp.1/2/10[2]	485,800	8,744
Progress Energy, Inc., Contingent Value Obligation[2,3]	680,100	75,872

Total Rights, Warrants and Certificates (Cost $0)		84,616

Value

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $6,434,720,827)	$4,283,110,054

	Shares

Investments Purchased with Cash Collateral from Securities Loaned—15.0%[5]

OFI Liquid Assets Fund, LLC, 1.22%[6,7] (Cost $647,339,592)	647,339,592	647,339,592

Total Investments, at Value (Cost $7,082,060,419)	114.2%	4,930,449,646

Liabilities in Excess of Other Assets	(14.2)	(614,343,588)

Net Assets	100.0%	$4,316,106,058

Footnotes to Statement of Investments

1.	Partial or fully-loaned security. See Note 6 of accompanying Notes.

2.	Non-income producing security.

3.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $163,832, which represents less than 0.005% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Escrow shares received as the result of issuer reorganization.

5.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6 of accompanying Notes.

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2008	Additions	Reductions	February 28, 2009

OFI Liquid Assets Fund, LLC	570,809,900	2,155,647,613	2,079,117,921	647,339,592
Oppenheimer Institutional Money Market Fund, Cl. E	52,298,087	293,978,959	346,277,046	—

	Value	Income

OFI Liquid Assets Fund, LLC	$647,339,592	$4,306,696	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	—	286,089

	$647,339,592	$4,592,785

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

7.	Rate shown is the 7-day yield as of February 28, 2009.
F19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$4,930,277,270	$—
Level 2—Other Significant Observable Inputs	96,504	—
Level 3—Significant Unobservable Inputs	75,872	—

Total	$4,930,449,646	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

February 28, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $6,434,720,827)	$4,283,110,054
Affiliated companies (cost $647,339,592)	647,339,592

4,930,449,646

Receivables and other assets:
Investments sold	69,111,554
Dividends	16,137,698
Shares of capital stock sold	403,938
Other	678,340

Total assets	5,016,781,176

Liabilities
Bank overdraft	1,732,993
Return of collateral for securities loaned	647,339,592
Payables and other liabilities:
Investments purchased	40,732,563
Shares of capital stock redeemed	6,885,557
Distribution and service plan fees	1,855,409
Transfer and shareholder servicing agent fees	1,218,317
Shareholder communications	772,745
Directors’ compensation	68,784
Other	69,158

Total liabilities	700,675,118

Net Assets	$4,316,106,058

Composition of Net Assets
Par value of shares of capital stock	$2,381,226
Additional paid-in capital	7,426,334,314
Accumulated net investment income	16,141,513
Accumulated net realized loss on investments	(977,140,222)
Net unrealized depreciation on investments	(2,151,610,773)

Net Assets	$4,316,106,058

F21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,141,670,301 and 172,393,381 shares of capital stock outstanding)	$18.22
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$19.33
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 354,197,758 and 19,933,282 shares of capital stock outstanding)	$17.77
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 420,780,890 and 23,825,000 shares of capital stock outstanding)	$17.66
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 88,225,560 and 4,904,804 shares of capital stock outstanding)	$17.99
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $311,231,549 and 17,066,112 shares of capital stock outstanding)	$18.24
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 15,966)	$69,247,204
Affiliated companies	286,089
Income from investment of securities lending cash collateral, net—affiliated companies	4,306,696
Interest	71,482
Other income	285,418

Total investment income	74,196,889

Expenses
Management fees	13,140,231
Distribution and service plan fees:
Class A	4,969,061
Class B	2,392,726
Class C	2,763,330
Class N	286,815
Transfer and shareholder servicing agent fees:
Class A	5,936,407
Class B	876,831
Class C	772,943
Class N	185,914
Class Y	41,330
Shareholder communications:
Class A	451,615
Class B	139,350
Class C	53,294
Class N	4,635
Class Y	10,282
Directors’ compensation	90,994
Custodian fees and expenses	40,082
Other	205,284

Total expenses	32,361,124
Less reduction to custodian expenses	(4,855)
Less waivers and reimbursements of expenses	(211,882)

Net expenses	32,144,387
Net Investment Income	42,052,502
F23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Loss
Net realized loss on investments from unaffiliated companies	$(540,989,467)
Net change in unrealized depreciation on investments	(2,910,485,113)

Net Decrease in Net Assets Resulting from Operations	$(3,409,422,078)

See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Operations
Net investment income	$42,052,502	$88,010,406
Net realized loss	(540,989,467)	(21,636,695)
Net change in unrealized appreciation (depreciation)	(2,910,485,113)	(1,561,764,873)

Net decrease in net assets resulting from operations	(3,409,422,078)	(1,495,391,162)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(65,323,776)	(85,062,278)
Class B	(1,984,391)	(2,988,277)
Class C	(3,232,065)	(3,918,984)
Class N	(1,411,443)	(1,895,829)
Class Y	(9,146,939)	(13,557,437)

	(81,098,614)	(107,422,805)
Distributions from net realized gain:
Class A	—	(950,506,375)
Class B	—	(140,255,574)
Class C	—	(137,227,123)
Class N	—	(28,180,560)
Class Y	—	(109,217,121)

	—	(1,365,386,753)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	(296,621,101)	18,559,737
Class B	(87,436,780)	(180,801,904)
Class C	(56,771,921)	(16,642,105)
Class N	(16,789,960)	(659,059)
Class Y	(161,738,330)	61,237,425

	(619,358,092)	(118,305,906)

Net Assets
Total decrease	(4,109,878,784)	(3,086,506,626)
Beginning of period	8,425,984,842	11,512,491,468

End of period (including accumulated net investment income of $16,141,513 and $55,187,625, respectively)	$4,316,106,058	$8,425,984,842

See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$32.25	$43.21	$39.12	$36.18	$32.78	$29.62
Income (loss) from investment operations:
Net investment income	.18 [1]	.36 [1]	.42 [1]	.35 [1]	.47 [1]	.26
Net realized and unrealized gain (loss)	(13.84)	(5.62)	5.64	2.96	3.34	3.10

Total from investment operations	(13.66)	(5.26)	6.06	3.31	3.81	3.36
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.47)	(.38)	(.37)	(.41)	(.20)
Distributions from net realized gain	—	(5.23)	(1.59)	—	—	—

Total dividends and/or distributions to shareholders	(.37)	(5.70)	(1.97)	(.37)	(.41)	(.20)

Net asset value, end of period	$18.22	$32.25	$43.21	$39.12	$36.18	$32.78

Total Return, at Net Asset Value[2]	(42.42)%	(13.77)%	15.90%	9.19%	11.68%	11.37%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$3,141,670	$5,959,723	$8,015,873	$7,680,186	$7,810,714	$7,384,256
Average net assets (in thousands)	$4,116,832	$7,013,377	$8,183,830	$7,845,096	$7,759,230	$7,521,103
Ratios to average net assets:[3]
Net investment income	1.60%	1.00%	1.00%	0.93%	1.36%	0.75%
Total expenses	1.03%[4,5,6]	0.92%[4,5,6]	0.89%[4,5,6]	0.92%[5]	0.92%[5]	0.93%[5,7]
Portfolio turnover rate	29%	120%	104%	84%	79%	76%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.03%
Year Ended August 31, 2008	0.92%
Year Ended August 31, 2007	0.89%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F26 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class B	(Unaudited)	2008		2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$31.13	$41.83		$37.87	$34.99	$31.67	$28.68
Income (loss) from investment operations:
Net investment income (loss)	.09 [1]	.09	[1]	.10 [1]	.05 [1]	.20 [1]	(.21)
Net realized and unrealized gain (loss)	(13.36)	(5.45)		5.48	2.86	3.21	3.20

Total from investment operations	(13.27)	(5.36)		5.58	2.91	3.41	2.99
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.11)		(.03)	(.03)	(.09)	—
Distributions from net realized gain	—	(5.23)		(1.59)	—	—	—

Total dividends and/or distributions to shareholders	(.09)	(5.34)		(1.62)	(.03)	(.09)	—

Net asset value, end of period	$17.77	$31.13		$41.83	$37.87	$34.99	$31.67

Total Return, at Net Asset Value[2]	(42.64)%	(14.41)%		15.06%	8.32%	10.79%	10.43%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$354,198	$735,669		$1,206,240	$1,453,679	$1,968,829	$2,558,206
Average net assets (in thousands)	$482,862	$949,862		$1,354,135	$1,685,648	$2,295,269	$2,884,434
Ratios to average net assets:[3]
Net investment income (loss)	0.80%	0.24%		0.24%	0.13%	0.59%	(0.10)%
Total expenses	1.90%[4]	1.67	% [4]	1.65%[4]	1.71%	1.72%	1.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.67%		1.65%	1.71%	1.72%	1.78%
Portfolio turnover rate	29%	120%		104%	84%	79%	76%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.90%
Year Ended August 31, 2008	1.67%
Year Ended August 31, 2007	1.65%
See accompanying Notes to Financial Statements.
F27 OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class C	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$30.99		$41.71	$37.81	$34.98	$31.71	$28.69
Income (loss) from investment operations:
Net investment income (loss)	.09	[1]	.09 [1]	.11 [1]	.07 [1]	.21 [1]	(.03)
Net realized and unrealized gain (loss)	(13.29)		(5.43)	5.46	2.85	3.22	3.05

Total from investment operations	(13.20)		(5.34)	5.57	2.92	3.43	3.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)		(.15)	(.08)	(.09)	(.16)	—
Distributions from net realized gain	—		(5.23)	(1.59)	—	—	—

Total dividends and/or distributions to shareholders	(.13)		(5.38)	(1.67)	(.09)	(.16)	—

Net asset value, end of period	$17.66		$30.99	$41.71	$37.81	$34.98	$31.71

Total Return, at Net Asset Value[2]	(42.62)%		(14.42)%	15.09%	8.36%	10.83%	10.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420,781		$817,302	$1,126,093	$1,107,962	$1,206,335	$1,241,930
Average net assets (in thousands)	$558,722		$967,371	$1,155,527	$1,163,337	$1,250,845	$1,278,659
Ratios to average net assets:[3]
Net investment income (loss)	0.85%		0.26%	0.26%	0.18%	0.62%	(0.01)%
Total expenses 1.	77	% [4,5,6]	1.66%[4,5,6]	1.64%[4,5,6]	1.67%[4]	1.67%[4]	1.70%[4,7]
Portfolio turnover rate	29%		120%	104%	84%	79%	76%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Reduction to custodian expenses less than 0.005%.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.77%
Year Ended August 31, 2008	1.66%
Year Ended August 31, 2007	1.64%

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2009						Year Ended August 31,
Class N	(Unaudited)	2008		2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$31.73	$42.59		$38.59		$35.71	$32.39	$29.33
Income (loss) from investment operations:
Net investment income	.15 [1]	.26	[1]	.30	[1]	.24 [1]	.35 [1]	.15
Net realized and unrealized gain (loss)	(13.61)	(5.54)		5.57		2.92	3.30	3.05

Total from investment operations	(13.46)	(5.28)		5.87		3.16	3.65	3.20
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.35)		(.28)		(.28)	(.33)	(.14)
Distributions from net realized gain	—	(5.23)		(1.59)		—	—	—

Total dividends and/or distributions to shareholders	(.28)	(5.58)		(1.87)		(.28)	(.33)	(.14)

Net asset value, end of period	$17.99	$31.73		$42.59		$38.59	$35.71	$32.39

Total Return, at Net Asset Value[2]	(42.48)%	(13.99)%		15.59%		8.87%	11.30%	10.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,226	$176,119		$238,068		$207,339	$177,463	$150,955
Average net assets (in thousands)	$117,335	$208,400		$232,421		$194,639	$168,866	$122,478
Ratios to average net assets:[3]
Net investment income	1.33%	0.74%		0.73%		0.63%	1.02%	0.38%
Total expenses	1.30%[4]	1.17	% [4]	1.17	% [4]	1.22%	1.26%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.17%		1.17%		1.22%	1.26%	1.31%
Portfolio turnover rate	29%	120%		104%		84%	79%	76%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.30%
Year Ended August 31, 2008	1.17%
Year Ended August 31, 2007	1.17%
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009						Year Ended August 31,
Class Y	(Unaudited)		2008		2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$32.44		$43.45		$39.33	$36.38	$32.93	$29.75
Income (loss) from investment operations:
Net investment income	.24	[1]	.52	[1]	.60 [1]	.52 [1]	.64 [1]	.34
Net realized and unrealized gain (loss)	(13.92)		(5.65)		5.67	2.96	3.34	3.13

Total from investment operations	(13.68)		(5.13)		6.27	3.48	3.98	3.47
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)		(.65)		(.56)	(.53)	(.53)	(.29)
Distributions from net realized gain	—		(5.23)		(1.59)	—	—	—

Total dividends and/or distributions to shareholders	(.52)		(5.88)		(2.15)	(.53)	(.53)	(.29)

Net asset value, end of period	$18.24		$32.44		$43.45	$39.33	$36.38	$32.93

Total Return, at Net Asset Value[2]	(42.25)%		(13.40)%		16.40%	9.63%	12.15%	11.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311,231		$737,172		$926,217	$668,823	$483,532	$570,991
Average net assets (in thousands)	$429,286		$827,919		$844,472	$594,018	$496,349	$558,130
Ratios to average net assets:[3]
Net investment income	2.08%		1.42%		1.42%	1.38%	1.82%	1.07%
Total expenses	0.50	% [4,5,6]	0.49	% [4,5,6]	0.48%[4,5,6]	0.49%[5]	0.53%[5]	0.60%[5]
Portfolio turnover rate	29%		120%		104%	84%	79%	76%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	0.50%
Year Ended August 31, 2008	0.49%
Year Ended August 31, 2007	0.48%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Fund (the “Fund”) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F32 | OPPENHEIMER MAIN STREET FUND

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
F33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund utilized $489,935 of capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2008, the Fund had available for federal income tax purposes post-October losses of $361,404,955.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $902,394,422 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$7,195,717,167

Gross unrealized appreciation	$320,972,482
Gross unrealized depreciation	(2,586,240,003)

Net unrealized depreciation	$(2,265,267,521)

F34 | OPPENHEIMER MAIN STREET FUND

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the
F35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	8,581,920	$196,207,108	19,300,166	$719,136,155
Dividends and/or distributions reinvested	3,178,205	61,184,904	26,435,922	969,211,110
Redeemed	(24,154,134)	(554,013,113)	(46,438,839)	(1,669,787,528)

Net increase (decrease)	(12,394,009)	$(296,621,101)	(702,751)	$18,559,737

Class B
Sold	1,402,460	$30,917,420	2,598,725	$90,730,564
Dividends and/or distributions reinvested	102,782	1,929,470	3,884,987	138,227,759
Redeemed	(5,206,836)	(120,283,670)	(11,684,915)	(409,760,227)

Net decrease	(3,701,594)	$(87,436,780)	(5,201,203)	$(180,801,904)

Class C
Sold	1,153,707	$25,153,602	2,030,408	$71,268,449
Dividends and/or distributions reinvested	153,166	2,862,296	3,503,864	124,106,866
Redeemed	(3,852,217)	(84,787,819)	(6,163,396)	(212,017,420)

Net decrease	(2,545,344)	$(56,771,921)	(629,124)	$(16,642,105)

Class N
Sold	663,727	$14,972,068	1,285,499	$45,948,314
Dividends and/or distributions reinvested	71,785	1,365,354	805,032	29,085,424
Redeemed	(1,381,977)	(33,127,382)	(2,129,618)	(75,692,797)

Net decrease	(646,465)	$(16,789,960)	(39,087)	$(659,059)

F36 | OPPENHEIMER MAIN STREET FUND

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	2,004,931	$51,449,321	8,893,243	$335,619,421
Dividends and/or distributions reinvested	462,325	8,895,139	3,208,722	117,920,549
Redeemed	(8,124,407)	(222,082,790)	(10,694,401)	(392,302,545)

Net increase (decrease)	(5,657,151)	$(161,738,330)	1,407,564	$61,237,425

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$1,680,725,234	$2,281,258,919
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.65%
Next $150 million	0.60
Next $150 million	0.55
Over $500 million	0.45
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $7,777,333 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0. 25% of the average annual net assets of Class A shares of the Fund.
F37 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $13,649,793, $40,751,430 and $4,064,726, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$509,601	$2,779	$543,278	$13,325	$3,248
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2009, OFS waived $192,246 and $7,883 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
F38 | OPPENHEIMER MAIN STREET FUND

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $11,753 for IMMF management fees.
5. Illiquid Securities
As of February 28, 2009, investments in securities included issues that are illiquid.
Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 28, 2009, the Fund had on loan securities valued at $621,441,973. Collateral of $647,339,592 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F39 | OPPENHEIMER MAIN STREET FUND

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F40 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
     This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semi-annual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER MAIN STREET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Funds, Inc.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 04/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 04/13/2009